Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share (in Dollars)	$ (405,062)	$ (6,941)	$ (454,751)	$ (8,059)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share (in Shares)	55,086	54,394	54,851	54,201
Net loss per share attributable to Stratasys Ltd.
Basic	$ (7.35)	$ (0.13)	$ (8.29)	$ (0.15)
Diluted	$ (7.35)	$ (0.13)	$ (8.29)	$ (0.15)